Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information
NOTE 23.	PARENT COMPANY FINANCIAL INFORMATION

The following information presents the condensed balance sheets, statements of operations and cash flows of Capitol City Bancshares, Inc., as of and for the years ended December 31, 2011 and 2010:

CONDENSED BALANCE SHEETS

	2011	2010
Assets
Cash	$13,051	$14,584
Investment in subsidiaries	12,115,516	12,935,586
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	73,239	81,639

Total assets	$12,354,806	$13,184,809

Liabilities and Stockholders' Equity
Other liabilities	$474,872	$264,654
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	8,201,684	9,241,905

Total liabilities and stockholders' equity	$12,354,806	$13,184,809

CONDENSED STATEMENTS OF OPERATIONS

	2011	2010
Income
Interest income	$—	$943
Dividends from bank subsidiary	—	25,000
Other income	—	816

Total income	—	26,759

Expense
Interest expense	148,062	144,786
Other expenses	45,413	64,723

Total expenses	193,475	209,509

Income (loss) before income tax benefit and equity in undistributed income (loss) of subsidiaries	(193,475)	(182,750)

Income tax benefit	—	—

Loss before equity in undistributed income (loss) of subsidiaries	(193,475)	(182,750)

Equity in undistributed income (distributions in excess of earnings) of subsidiaries	(1,401,636)	219,780

Net income (loss)	$(1,595,111)	$37,030

CONDENSED STATEMENTS OF CASH FLOWS

	2011	2010
OPERATING ACTIVITIES
Net income (loss)	$(1,595,111)	$37,030
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries	1,401,636	(244,780)
Net other operating activities	156,462	68,638

Net cash used in operating activities	(37,013)	(139,112)

INVESTING ACTIVITIES
Capital contribution in bank	(75,000)	(193,050)

Net cash used in investing activities	(75,000)	(193,050)

FINANCING ACTIVITIES
Cash dividends received from subsidiary	—	25,000
Proceeds from issuance of common stock from secondary stock offering	110,480	254,450
Proceeds from issuance of common stock under ESOP plan	—	5,750

Net cash provided by financing activities	110,480	285,200

Net decrease in cash	(1,533)	(46,962)

Cash at beginning of year	14,584	61,546

Cash at end of year	$13,051	$14,584